Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Provisions

	Security i ncidents $m	Litigation $m	Insurance reserves $m	Total $m
At 1 January 2018	5	3	—	8

Reclassification from other trade and other payables	—	—	25	25

(Released)/provided	(2)	(1)	7	4

Utilised	(3)	—	(7)	(10)

At 31 December 2018	—	2	25	27

Provided	—	30	13	43

Utilised	—	—	(8)	(8)

At 31 December 2019	—	32	30	62

Summary of Provisions Analysed as Current and Non-Current

	2019 $m	2018 $m
Analysed as:

Current	40	10

Non-current	22	17

	62	27